Concentrations (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Concentrations [Line Items]
Revenue (in Dollars)	$ 285,948		$ 285,948
Largest Customers [Member]
Concentrations [Line Items]
Revenue (in Dollars)			$ 66,393
Customer Concentration Risk [Member] | 5 Key Customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Percentage of revenue			75.00%
Customer Concentration Risk [Member] | Largest Customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Percentage of revenue			23.00%
Supplier Concentration Risk [Member] | 2 Key Suppliers [Member] | Cost of Goods and Service Benchmark [Member]
Concentrations [Line Items]
Percentage of revenue			28.00%